                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED FEBRUARY 20, 2009
                                       TO
               PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement describes changes to the charges for certain optional riders that will be effective for Class XC, VA, L, L - 4 Year, C and S variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). These changes are effective for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectuses. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

I.   GMIB PLUS AND LIFETIME WITHDRAWAL GUARANTEE II RIDERS

If we receive your application and necessary information at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009, the following current optional rider charges will apply/1/:

     .    GMIB Plus: 0.95% of the Income Base;

     . Lifetime Withdrawal Guarantee II (Single Life version): 1.25% of the Total Guaranteed Withdrawal Amount; and

     . Lifetime Withdrawal Guarantee II (Joint Life version): 1.50% of the Total Guaranteed Withdrawal Amount.

Additionally, for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009, the following maximum guaranteed charges for the Lifetime Withdrawal Guarantee II will apply:

     . Lifetime Withdrawal Guarantee II (Single Life version) Upon Automatic Annual Step-Up (maximum): 1.60% of the Total Guaranteed Withdrawal Amount

     . Lifetime Withdrawal Guarantee II (Joint Life version) Upon Automatic Annual Step-Up (maximum): 1.80% of the Total Guaranteed Withdrawal Amount

----------
/1/ In certain circumstances, if we receive your application and necessary information at our MetLife Annuity Service Center prior to the close of the New York Stock Exchange on February 20, 2009 and there is an extended delay in our receipt of your purchase payment, the higher current optional rider charges will apply.

                                                                   SUPP-NYMS0209

All references in the prospectuses to the charges for the GMIB Plus, Lifetime Withdrawal Guarantee II (Single Life version), and Lifetime Withdrawal Guarantee II (Joint Life version) riders are amended to conform to the charges described in this supplement. Please note that the maximum charge for the GMIB Plus rider that may apply in the event of an automatic or optional step-up is not changed and remains as described in the prospectuses.

II.  GUARANTEED MINIMUM ACCUMULATION BENEFIT

Effective after the close of the New York Stock Exchange on February 20, 2009, the Guaranteed Minimum Accumulation Benefit (GMAB) described in the Class XC, VA, L, L-4 Year, and C prospectuses is no longer available for purchase.

III. EXPENSE EXAMPLES

In the "EXAMPLES" section of each prospectus, replace Chart 1 with the following:

CLASS XC
--------

     CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the Joint Life version of the Lifetime Withdrawal Guarantee II rider (assuming the maximum 1.80% charge applies in all contract years), which is the most expensive way to purchase the contract.

     (1)  IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME
          PERIOD:

                                  Time Periods

                  1 year       3 years     5 years      10 years
                ----------   ----------   ----------   ----------
                (a) $1,323   (a) $2,319   (a) $3,260   (a) $5,733
                (b) $1,225   (b) $2,034   (b) $2,800   (b) $4,897

     (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                  Time Periods

                   1 year      3 years     5 years      10 years
                  --------   ----------   ----------   ----------
                  (a) $523   (a) $1,599   (a) $2,720   (a) $5,733
                  (b) $425   (b) $1,314   (b) $2,260   (b) $4,897

CLASS VA
--------

     CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the Joint Life version of the Lifetime Withdrawal Guarantee II rider (assuming the maximum 1.80% charge applies in all contract years), which is the most expensive way to purchase the contract.

     (1)  IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME
          PERIOD:

                                  Time Periods

                  1 year       3 years     5 years      10 years
                ----------   ----------   ----------   ----------
                (a) $1,199   (a) $2,070   (a) $2,969   (a) $5,536
                (b) $1,101   (b) $1,783   (b) $2,503   (b) $4,677

     (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                  Time Periods

                   1 year      3 years     5 years      10 years
                  --------   ----------   ----------   ----------
                  (a) $499   (a) $1,530   (a) $2,609   (a) $5,536
                  (b) $401   (b) $1,243   (b) $2,143   (b) $4,677

CLASS L
-------

     CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the Joint Life version of the Lifetime Withdrawal Guarantee II rider (assuming the maximum 1.80% charge applies in all contract years), which is the most expensive way to purchase the contract.

     (1)  IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME
          PERIOD:

                                  Time Periods

                 1 year       3 years     5 years      10 years
               ----------   ----------   ----------   ----------
               (a) $1,228   (a) $2,064   (a) $2,743   (a) $5,773
               (b) $1,130   (b) $1,779   (b) $2,284   (b) $4,942

     (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                  Time Periods

                 1 year      3 years     5 years      10 years
                --------   ----------   ----------   ----------
                (a) $528   (a) $1,614   (a) $2,743   (a) $5,773
                (b) $430   (b) $1,329   (b) $2,284   (b) $4,942

CLASS L-4 YEAR
--------------

     CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the Joint Life version of the Lifetime Withdrawal Guarantee II rider (assuming the maximum 1.80% charge applies in all contract years), which is the most expensive way to purchase the contract.

     (1)  IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME
          PERIOD:

                                  Time Periods

                  1 year       3 years     5 years      10 years
                ----------   ----------   ----------   ----------
                (a) $1,228   (a) $2,155   (a) $2,745   (a) $5,776
                (b) $1,130   (b) $1,871   (b) $2,286   (b) $4,964

     (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                  Time Periods

                  1 year      3 years     5 years      10 years
                 --------   ----------   ----------   ----------
                 (a) $528   (a) $1,615   (a) $2,745   (a) $5,776
                 (b) $430   (b) $1,331   (b) $2,286   (b) $4,964

CLASS C
-------

     IF YOU SURRENDER, DO NOT SURRENDER OF IF YOU ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

     CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the Joint Life version of the Lifetime Withdrawal Guarantee II rider (assuming the maximum 1.80% charge applies in all contract years), which is the most expensive way to purchase the contract.

                                  Time Periods

                  1 year      3 years     5 years      10 years
                 --------   ----------   ----------   ----------
                 (a) $542   (a) $1,655   (a) $2,809   (a) $5,889
                 (b) $445   (b) $1,372   (b) $2,354   (b) $5,072

CLASS S
-------

     CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the Joint Life version of the Lifetime Withdrawal Guarantee II rider (assuming the maximum 1.80% charge applies in all contract years), which is the most expensive way to purchase the contract.

     (1)  IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME
          PERIOD:

                                  Time Periods

                  1 year       3 years     5 years      10 years
                ----------   ----------   ----------   ----------
                (a) $1,143   (a) $1,909   (a) $2,709   (a) $5,062
                (b) $1,076   (b) $1,710   (b) $2,383   (b) $4,447

     (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                  Time Periods

                  1 year      3 years     5 years      10 years
                 --------   ----------   ----------   ----------
                 (a) $443   (a) $1,369   (a) $2,349   (a) $5,062
                 (b) $376   (b) $1,170   (b) $2,023   (b) $4,447

CLASS S - L SHARE OPTION
------------------------

     CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the Joint Life version of the Lifetime Withdrawal Guarantee II rider (assuming the maximum 1.80% charge applies in all contract years), which is the most expensive way to purchase the contract.

     (1)  IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME
          PERIOD:

                                  Time Periods

                 1 year       3 years     5 years      10 years
               ----------   ----------   ----------   ----------
               (a) $1,213   (a) $2,113   (a) $3,038   (a) $5,657
               (b) $1,147   (b) $1,918   (b) $2,724   (b) $5,091

     (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                  Time Periods

                  1 year      3 years     5 years      10 years
                 --------   ----------   ----------   ----------
                 (a) $513   (a) $1,573   (a) $2,678   (a) $5,657
                 (b) $447   (b) $1,378   (b) $2,364   (b) $5,091

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 343-8496
Irvine, CA 92614

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED FEBRUARY 20, 2009
                                       TO
                PROSPECTUS DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement describes changes to the charges for certain optional riders that will be effective for Class AA variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). These changes are effective for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus dated April 28, 2008 (as supplemented). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 562-2027 to request a free copy.

I.   GMIB PLUS AND LIFETIME WITHDRAWAL GUARANTEE II RIDERS

If we receive your application and necessary information at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009, the following current optional rider charges will apply/1/:

     .    GMIB Plus: 0.95% of the Income Base;

     . Lifetime Withdrawal Guarantee II (Single Life version): 1.25% of the Total Guaranteed Withdrawal Amount; and

     . Lifetime Withdrawal Guarantee II (Joint Life version): 1.50% of the Total Guaranteed Withdrawal Amount.

Additionally, for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009, the following maximum guaranteed charges for the Lifetime Withdrawal Guarantee II will apply:

     . Lifetime Withdrawal Guarantee II (Single Life version) Upon Automatic Annual Step-Up (maximum): 1.60% of the Total Guaranteed Withdrawal Amount

     . Lifetime Withdrawal Guarantee II (Joint Life version) Upon Automatic Annual Step-Up (maximum): 1.80% of the Total Guaranteed Withdrawal Amount

All references in the prospectus to the charges for the GMIB Plus, Lifetime Withdrawal Guarantee II (Single Life version), and Lifetime Withdrawal Guarantee II (Joint Life version)

----------
/1/ In certain circumstances, if we receive your application and necessary information at our MetLife Annuity Service Center prior to the close of the New York Stock Exchange on February 20, 2009 and there is an extended delay in our receipt of your purchase payment, the higher current optional rider charges will apply.

                                                                   SUPP-NYAA0209
riders are amended to conform to the charges described in this supplement. Please note that the maximum charge for the GMIB Plus rider that may apply in the event of an automatic or optional step-up is not changed and remains as described in the prospectus.

II.  EXPENSE EXAMPLES

In the "EXAMPLES" section of the prospectus, replace Chart 1 with the following:

     CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the Joint Life version of the Lifetime Withdrawal Guarantee II rider (assuming the maximum 1.80% charge applies in all contract years), which is the most expensive way to purchase the contract.

     (1)  IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME
          PERIOD:

                                  Time Periods

                    1 year      3 years     5 years       10 years
                 ----------   ----------   ----------   ----------
                 (a) $1,198   (a) $2,069   (a) $2,968   (a) $5,533
                 (b) $1,096   (b) $1,770   (b) $2,482   (b) $4,637

     (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                  Time Periods

                  1 year      3 years     5 years      10 years
                 --------   ----------   ----------   ----------
                 (a) $498   (a) $1,529   (a) $2,608   (a) $5,533
                 (b) $396   (b) $1,230   (b) $2,122   (b) $4,637

III. GUARANTEED MINIMUM ACCUMULATION BENEFIT

Effective after the close of the New York Stock Exchange on February 20, 2009, the Guaranteed Minimum Accumulation Benefit (GMAB) described in the prospectus is no longer available for purchase.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (888) 562-2027
Irvine, CA 92614

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED FEBRUARY 20, 2009
                                       TO
               PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement describes a change to the current charge for the optional LIS Plus rider that will be effective for Class A and Class B variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This change is effective for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus dated April 28, 2008 (as supplemented). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

If we receive your application and necessary information at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009, the following current optional rider charge will apply/1/:

     .    LIS Plus: 0.95% of the Income Base

All references in the prospectuses to the current charge for the LIS Plus rider are amended to conform to the charge described in this supplement. Please note that the maximum charge for the LIS Plus rider that may apply in the event of an automatic or optional step-up is not changed and remains as described in the prospectus.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 709-2811
Irvine, CA 92614

----------
/1/ In certain circumstances, if we receive your application and necessary information at our MetLife Annuity Service Center prior to the close of the New York Stock Exchange on February 20, 2009 and there is an extended delay in our receipt of your purchase payment, the higher current optional rider charge will apply.

                                                                   SUPP-NYAB0209